Summary of Quarterly Consolidated Financial Data (Unaudited) (Quarterly Condensed Financials) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Income	$ 10,879	$ 10,531	$ 10,125	$ 9,859	$ 9,697	$ 9,349	$ 9,339	$ 9,644	$ 8,158	$ 21,438	$ 19,556	$ 40,212	$ 36,490	$ 30,627
Interest Expense	1,469	1,402	1,367	1,326	1,282	1,179	1,150	1,158	1,120	2,853	2,608	5,367	4,607	4,427
Net Interest Income	9,410	9,129	8,758	8,533	8,415	8,170	8,189	8,486	7,038	18,585	16,948	34,845	31,883	26,200
Provision for Loan and Lease Losses	100	550	585	395	340	200	265	300	300	225	735	1,870	1,065	1,617
Net Interest Income After Provision for Loan Losses	9,310	8,579	8,173	8,138	8,075	7,970	7,924	8,186	6,738	18,360	16,213	32,975	30,818	24,583
Noninterest Income	1,362	1,875	1,419	1,398	1,232	960	1,085	1,093	949	2,798	2,630	5,924	4,113	3,284
Noninterest expense	7,558	7,740	7,165	6,921	6,982	6,882	6,569	6,642	6,640	15,360	13,903	28,818	26,759	20,704
INCOME BEFORE PROVISION FOR INCOME TAXES	3,114	2,714	2,427	2,615	2,325	2,048	2,440	2,637	1,047	5,798	4,940	10,081	8,172	7,163
Provision for Income Taxes	769	638	526	593	520	421	546	593	84	1,459	1,113	2,277	1,644	1,462
Net income	$ 2,345			2,022		1,627	1,894	2,044	963	$ 4,339	$ 3,827	7,804	6,528	5,701
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS		$ 2,076	$ 1,901	$ 2,022	$ 1,805	$ 1,408	$ 1,802	$ 1,952	$ 876			$ 7,804	$ 6,038	$ 5,351
Basic earnings per common share	$ 0.55	$ 0.49	$ 0.45	$ 0.48	$ 0.43	$ 0.35	$ 0.43	$ 0.46	$ 0.23	$ 1.02	$ 0.91	$ 1.85	$ 1.47	$ 1.53
Cash Dividends Declared		$ 0.22	$ 0.12	$ 0.12	$ 0.22	$ 0.12	$ 0.12	$ 0.10	$ 0.10			$ 0.68	$ 0.44	$ 0.45
Scenario, Previously Reported [Member]
Interest Expense				$ 1,316
Net Interest Income				8,543
Net Interest Income After Provision for Loan Losses				8,148
Noninterest expense				$ 6,931
Series B Preferred Stock [Member]
Preferred stock dividends and redemption premium						$ 210	$ 88	$ 88	$ 87				$ 473	$ 350
Preferred stock dividends													373	$ 350
Series C Preferred Stock [Member]
Preferred stock dividends						$ 9	$ 4	$ 4					$ 17